Trade payables (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total non current	$ 1,597	$ 2,866
Total Current	240,950	559,936
Customer guarantees [member]
IfrsStatementLineItems [Line Items]
Total non current	1,235	1,881
Customer contributions [member]
IfrsStatementLineItems [Line Items]
Total non current	362	985
Total Current	37	106
Payables for purchase of electricity [member]
IfrsStatementLineItems [Line Items]
Total Current	135,632	444,332
Provision for unbilled electricity purchases [member]
IfrsStatementLineItems [Line Items]
Total Current	43,738	72,827
Suppliers [member]
IfrsStatementLineItems [Line Items]
Total Current	59,658	40,221
Related parties [member]
IfrsStatementLineItems [Line Items]
Total Current	624	638
Advance to customer [member]
IfrsStatementLineItems [Line Items]
Total Current	1,225	1,809
Discounts to customers [member]
IfrsStatementLineItems [Line Items]
Total Current	$ 36	$ 3